Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Bank Borrowings
Schedule of Short-term bank borrowings

	2020	2021
	RMB	RMB
The PRC domestic commercial banks	1,432,929	2,821,457
Oversea commercial banks	—	637,260
Total	1,432,929	3,458,717